DBX ETF Trust | 1
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
February 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.9%
Communication Services
— 3.6%
Beijing Enlight Media Co. Ltd.,
Class A
47,900 156,992
Bluefocus Intelligent
Communications Group Co.
Ltd., Class A
78,900 93,552
China Film Co. Ltd., Class A
19,400 28,348
China Science Publishing &
Media Ltd., Class A
4,900 13,642
China South Publishing & Media
Group Co. Ltd., Class A
21,200 37,691
Chinese Universe Publishing and
Media Group Co. Ltd., Class A
22,489 34,865
G-bits Network Technology
Xiamen Co. Ltd., Class A
1,173 34,414
Giant Network Group Co. Ltd.,
Class A
41,200 82,680
Jiangsu Broadcasting Cable
Information Network Corp.
Ltd., Class A
71,400 32,102
Jiangsu Phoenix Publishing &
Media Corp. Ltd., Class A
19,800 28,444
Kingnet Network Co. Ltd., Class
A
54,200 112,781
Oriental Pearl Group Co. Ltd.,
Class A
58,700 62,037
People.cn Co. Ltd., Class A
17,500 55,246
Perfect World Co. Ltd., Class A
45,000 67,545
Shandong Publishing & Media
Co. Ltd., Class A
19,900 27,551
Talkweb Information System Co.
Ltd., Class A *
31,800 146,028
Wanda Film Holding Co. Ltd.,
Class A *
39,500 59,559
(Cost $859,448)
1,073,477
Consumer Discretionary
— 8.7%
AIMA Technology Group Co.
Ltd., Class A
8,008 43,678
Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
53,400 247,412
Anhui Zhongding Sealing Parts
Co. Ltd., Class A
27,300 77,388
Beiqi Foton Motor Co. Ltd., Class
A *
142,600 45,740
Bethel Automotive Safety
Systems Co. Ltd., Class A
12,980 102,307
BTG Hotels Group Co. Ltd.,
Class A
16,945 30,638
China Automotive Engineering
Research Institute Co. Ltd.,
Class A
13,200 33,203
Chow Tai Seng Jewellery Co.
Ltd., Class A
13,100 23,093
Easyhome New Retail Group Co.
Ltd., Class A
68,300 42,692
Number
of Shares Value $
Ecovacs Robotics Co. Ltd., Class
A
6,700 53,553
Hangzhou GreatStar Industrial
Co. Ltd.
22,153 93,681
Hangzhou Robam Appliances
Co. Ltd., Class A
15,600 48,413
Hisense Home Appliances Group
Co. Ltd., Class A
14,700 57,549
Hisense Visual Technology Co.
Ltd., Class A
24,000 75,831
HLA Group Corp. Ltd., Class A
68,400 74,446
Jason Furniture Hangzhou Co.
Ltd., Class A
14,000 54,521
Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
10,900 73,033
Keboda Technology Co. Ltd.,
Class A
2,700 23,105
Lao Feng Xiang Co. Ltd., Class A
4,100 28,359
Ninebot Ltd.
16,508 129,322
Ningbo Joyson Electronic Corp.,
Class A
31,620 81,963
Offcn Education Technology Co.
Ltd., Class A *
153,500 71,961
Qingdao Sentury Tire Co. Ltd.,
Class A
20,800 69,426
Shandong Linglong Tyre Co.
Ltd., Class A
21,891 52,393
Shanghai Jinjiang International
Hotels Co. Ltd., Class A
12,400 45,196
Shanghai Yuyuan Tourist Mart
Group Co. Ltd., Class A
53,900 41,745
Shenzhen Kedali Industry Co.
Ltd., Class A
6,100 109,437
Shenzhen MTC Co. Ltd., Class A
70,400 50,953
Sichuan Changhong Electric Co.
Ltd., Class A
112,200 173,333
Songcheng Performance
Development Co. Ltd., Class A
51,200 61,060
Suofeiya Home Collection Co.
Ltd., Class A
18,918 44,137
Tianneng Battery Group Co.
Ltd., Class A
5,030 19,733
Wangfujing Group Co. Ltd.,
Class A
22,230 40,284
Wanxiang Qianchao Co. Ltd.,
Class A
47,700 42,304
Wuchan Zhongda Group Co.
Ltd., Class A
93,000 64,505
Zhejiang Cfmoto Power Co. Ltd.,
Class A
3,000 74,433
Zhejiang Semir Garment Co.
Ltd., Class A
29,300 25,503
Zhejiang Shuanghuan Driveline
Co. Ltd., Class A
21,900 111,613
Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A
40,400 109,872
(Cost $2,293,905)
2,647,815

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Consumer Staples — 4.1%
Angel Yeast Co. Ltd., Class A
17,700 87,199
Anhui Kouzi Distillery Co. Ltd.,
Class A
9,800 48,254
Anjoy Foods Group Co. Ltd.,
Class A
6,100 66,734
Beijing Dabeinong Technology
Group Co. Ltd., Class A
104,962 58,846
Beijing Yanjing Brewery Co. Ltd.,
Class A
42,800 68,994
Bloomage Biotechnology Corp.
Ltd., Class A
5,983 39,784
By-health Co. Ltd., Class A
28,600 45,476
Chacha Food Co. Ltd., Class A
9,200 33,255
Chongqing Brewery Co. Ltd.,
Class A
6,900 53,137
Chongqing Fuling Zhacai Group
Co. Ltd., Class A
27,369 50,085
COFCO Sugar Holding Co. Ltd.,
Class A
36,000 45,893
DaShenLin Pharmaceutical
Group Co. Ltd., Class A
13,012 26,059
Fujian Sunner Development Co.
Ltd., Class A
19,200 35,767
Gambol Pet Group Co. Ltd.,
Class A
1,700 20,786
Hebei Yangyuan Zhihui Beverage
Co. Ltd., Class A
15,300 44,190
Heilongjiang Agriculture Co.
Ltd., Class A
23,400 43,784
Innovation New Material
Technology Co. Ltd., Class A
41,600 21,840
Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A
19,800 54,744
Laobaixing Pharmacy Chain JSC,
Class A
11,627 24,911
Proya Cosmetics Co. Ltd., Class
A
7,100 82,142
Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A *
16,800 57,710
Shanghai Flyco Electrical
Appliance Co. Ltd., Class A
1,700 8,109
Yifeng Pharmacy Chain Co. Ltd.,
Class A
16,776 53,995
Yonghui Superstores Co. Ltd.,
Class A *
141,100 103,091
Yuan Longping High-tech
Agriculture Co. Ltd., Class A
29,154 42,361
Yunnan Botanee Bio-Technology
Group Co. Ltd., Class A
5,400 30,859
(Cost $1,400,027)
1,248,005
Energy — 2.1%
China Coal Xinji Energy Co. Ltd.,
Class A
49,300 43,250
Number
of Shares Value $
China Petroleum Engineering
Corp., Class A
58,200 26,247
China Suntien Green Energy
Corp. Ltd., Class A
9,600 9,632
CNOOC Energy Technology &
Services Ltd., Class A
68,700 35,597
COFCO Capital Holdings Co.
Ltd., Class A
27,400 48,225
Guangzhou Development Group,
Inc., Class A
33,700 28,133
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A
34,800 84,625
Jiangsu Xukuang Energy Co.
Ltd., Class A
37,700 25,788
Jinneng Holding Shanxi Coal
Industry Co. Ltd., Class A
25,500 40,303
Jizhong Energy Resources Co.
Ltd., Class A
25,100 19,990
Offshore Oil Engineering Co.
Ltd., Class A
58,500 40,816
Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
46,900 54,903
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A
48,105 42,334
Sinopec Oilfield Service Corp.,
Class A *
139,400 36,879
Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
19,429 93,214
(Cost $603,643)
629,936
Financials — 9.4%
Bank of Changsha Co. Ltd.,
Class A
86,600 101,733
Bank of Guiyang Co. Ltd., Class
A
91,600 72,073
Bank of Lanzhou Co. Ltd., Class
A
95,900 30,630
Bank of Suzhou Co. Ltd., Class A
114,710 117,459
Bank of Xi'an Co. Ltd., Class A
47,300 22,369
Beijing Compass Technology
Development Co. Ltd., Class
A *
7,800 96,997
BOC International China Co.
Ltd., Class A
53,000 77,009
Caida Securities Co. Ltd., Class
A
44,300 40,807
Caitong Securities Co. Ltd.,
Class A
99,125 107,615
Changjiang Securities Co. Ltd.,
Class A
105,598 93,074
China Great Wall Securities Co.
Ltd., Class A
44,700 49,754
Chinalin Securities Co. Ltd.,
Class A
9,200 19,118
Dongxing Securities Co. Ltd.,
Class A
62,500 101,522
First Capital Securities Co. Ltd.,
Class A
134,400 142,963

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Guangzhou Yuexiu Capital
Holdings Group Co. Ltd.,
Class A
48,055 42,487
Guolian Minsheng Securities Co.
Ltd., Class A
42,800 66,236
Guosheng Financial Holding,
Inc., Class A *
25,587 49,173
Guoyuan Securities Co. Ltd.,
Class A
77,800 85,209
Huaan Securities Co. Ltd., Class
A
93,315 72,399
Huaxi Securities Co. Ltd., Class
A
43,500 48,478
Jiangsu Changshu Rural
Commercial Bank Co. Ltd.,
Class A
92,500 86,729
Jiangsu Financial Leasing Co.
Ltd., Class A
66,620 45,021
J-Yuan Trust Co. Ltd., Class A *
128,200 53,950
Minmetals Capital Co. Ltd.,
Class A
71,700 57,987
Nanjing Securities Co. Ltd.,
Class A
62,600 71,308
Pacific Securities Co. Ltd., Class
A *
216,300 118,006
Polaris Bay Group Co. Ltd., Class
A *
68,700 67,333
Qilu Bank Co. Ltd., Class A
90,200 74,433
Qingdao Rural Commercial Bank
Corp., Class A
144,900 59,190
Sealand Securities Co. Ltd.,
Class A
142,870 80,490
Shaanxi International Trust Co.
Ltd., Class A
102,290 48,514
Shanxi Securities Co. Ltd., Class
A
71,840 59,184
Sinolink Securities Co. Ltd.,
Class A
78,500 91,680
SooChow Securities Co. Ltd.,
Class A
118,965 130,295
Southwest Securities Co. Ltd.,
Class A
118,300 72,162
SPIC Industry-Finance Holdings
Co. Ltd., Class A
50,900 42,142
Tianfeng Securities Co. Ltd.,
Class A *
217,200 134,872
Western Securities Co. Ltd.,
Class A
85,600 95,865
Yongan Futures Co. Ltd., Class A
10,500 18,107
(Cost $3,057,956)
2,844,373
Health Care — 9.8%
Andon Health Co. Ltd., Class A
11,700 66,509
Anhui Anke Biotechnology
Group Co. Ltd., Class A
39,208 45,844
Apeloa Pharmaceutical Co. Ltd.,
Class A
18,400 42,676
APT Medical, Inc., Class A
1,797 87,700
Number
of Shares Value $
Asymchem Laboratories Tianjin
Co. Ltd., Class A
7,100 79,455
Autobio Diagnostics Co. Ltd.,
Class A
6,100 33,706
Betta Pharmaceuticals Co. Ltd.,
Class A
8,300 60,425
BGI Genomics Co. Ltd., Class A
8,100 65,442
Changchun BCHT Biotechnology
Co. Ltd., Class A
4,074 13,023
China Meheco Co. Ltd., Class A
24,921 36,210
China National Medicines Corp.
Ltd., Class A
10,633 43,420
China Resources Double Crane
Pharmaceutical Co. Ltd.,
Class A
13,549 34,415
Chongqing Taiji Industry Group
Co. Ltd., Class A
12,700 35,166
CSPC Innovation Pharmaceutical
Co. Ltd., Class A
14,300 68,920
Dong-E-E-Jiao Co. Ltd., Class A
13,100 101,349
Gan & Lee Pharmaceuticals Co.
Ltd., Class A
11,700 71,738
Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A
9,000 41,920
Haisco Pharmaceutical Group
Co. Ltd., Class A
11,000 50,226
Huaxia Eye Hospital Group Co.
Ltd., Class A
8,100 21,329
Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A
10,400 38,791
Humanwell Healthcare Group
Co. Ltd., Class A
34,200 93,244
Intco Medical Technology Co.
Ltd., Class A
14,320 48,583
iRay Group, Class A
2,299 35,075
Jafron Biomedical Co. Ltd.,
Class A
16,100 56,784
Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A
17,400 50,064
Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A
18,485 92,055
Jilin Aodong Pharmaceutical
Group Co. Ltd., Class A
30,300 67,659
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
33,056 50,931
Jointown Pharmaceutical Group
Co. Ltd., Class A
68,948 46,689
Lepu Medical Technology Beijing
Co. Ltd., Class A
37,600 59,633
Livzon Pharmaceutical Group,
Inc., Class A
10,462 49,032
Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
103,000 86,690
MGI Tech Co. Ltd., Class A *
6,851 76,913

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd.,
Class A
16,812 28,622
Ovctek China, Inc., Class A
16,637 37,766
Pacific Shuanglin Bio-pharmacy
Co. Ltd., Class A
13,100 37,099
Remegen Co. Ltd., Class A *
5,865 26,129
Shandong Buchang
Pharmaceuticals Co. Ltd.,
Class A
14,700 29,983
Shandong Pharmaceutical Glass
Co. Ltd., Class A
18,938 60,590
Shanghai Allist Pharmaceuticals
Co. Ltd., Class A
7,068 75,920
Shanghai Junshi Biosciences Co.
Ltd., Class A *
17,527 73,157
Shenyang Xingqi Pharmaceutical
Co. Ltd., Class A
4,400 42,943
Shenzhen Kangtai Biological
Products Co. Ltd., Class A
22,260 45,831
Shenzhen Salubris
Pharmaceuticals Co. Ltd.,
Class A
16,100 65,612
Shijiazhuang Yiling
Pharmaceutical Co. Ltd.,
Class A
24,900 47,443
Sinocelltech Group Ltd., Class
A *
4,561 25,240
Tasly Pharmaceutical Group Co.
Ltd., Class A
28,100 56,391
Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class
A
9,162 37,665
Tonghua Dongbao
Pharmaceutical Co. Ltd.,
Class A
38,300 39,113
Topchoice Medical Corp., Class
A
9,603 57,011
Walvax Biotechnology Co. Ltd.,
Class A
49,800 79,664
Winner Medical Co. Ltd., Class A
8,240 43,746
Xiamen Amoytop Biotech Co.
Ltd., Class A
5,168 58,798
Yifan Pharmaceutical Co. Ltd.,
Class A
24,700 36,668
Yili Chuanning Biotechnology
Co. Ltd., Class A
21,200 37,168
Zhejiang Huahai Pharmaceutical
Co. Ltd., Class A
25,120 51,375
Zhejiang Jiuzhou Pharmaceutical
Co. Ltd., Class A
15,517 29,119
(Cost $3,247,304)
2,974,669
Industrials — 16.6%
AECC Aero-Engine Control Co.
Ltd., Class A
32,200 83,024
AVIC Chengdu UAS Co. Ltd.,
Class A
8,477 45,097
AVICOPTER PLC, Class A
17,200 85,302
Number
of Shares Value $
Baimtec Material Co. Ltd., Class
A
6,233 43,147
Beijing Easpring Material
Technology Co. Ltd., Class A
13,300 82,022
Beijing Originwater Technology
Co. Ltd., Class A
72,700 47,635
CCCC Design & Consulting
Group Co. Ltd., Class A
23,700 28,426
CECEP Environmental Protection
Co. Ltd., Class A
31,900 25,843
Centre Testing International
Group Co. Ltd., Class A
53,200 90,645
China Baoan Group Co. Ltd.,
Class A
67,780 79,438
China First Heavy Industries Co.
Ltd., Class A *
106,300 39,488
China International Marine
Containers Group Co. Ltd.,
Class A
62,080 69,269
China Railway Construction
Heavy Industry Corp. Ltd.,
Class A
57,136 32,267
China Railway Hi-tech Industry
Co. Ltd., Class A
39,000 40,416
China Southern Power Grid
Energy Efficiency&Clean
Energy Co. Ltd., Class A
38,700 22,599
China Southern Power Grid
Technology Co. Ltd., Class A
5,737 25,448
China XD Electric Co. Ltd., Class
A
67,400 62,363
CITIC Heavy Industries Co. Ltd.,
Class A
68,300 40,914
CITIC Metal Co. Ltd., Class A
15,900 15,518
CNGR Advanced Material Co.
Ltd., Class A
15,100 77,495
COSCO SHIPPING Development
Co. Ltd., Class A
125,800 40,007
Dajin Heavy Industry Co. Ltd.,
Class A
11,500 32,332
Deppon Logistics Co. Ltd., Class
A
10,500 20,049
Eastern Air Logistics Co. Ltd.,
Class A
20,900 40,195
Fangda Carbon New Material
Co. Ltd., Class A
96,300 66,399
Farasis Energy Gan Zhou Co.
Ltd., Class A *
24,741 47,276
GEM Co. Ltd., Class A
159,400 148,798
Ginlong Technologies Co. Ltd.,
Class A
6,500 45,904
Goldwind Science & Technology
Co. Ltd., Class A
83,000 102,965
GoodWe Technologies Co. Ltd.,
Class A
5,575 30,873
Guangzhou Baiyun International
Airport Co. Ltd., Class A
39,600 49,451
Guangzhou Port Co. Ltd., Class
A
52,800 22,799

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Hangcha Group Co. Ltd., Class A
17,300 51,650
Han's Laser Technology Industry
Group Co. Ltd., Class A
28,600 106,635
Hefei Meiya Optoelectronic
Technology, Inc., Class A
13,100 27,295
Henan Pinggao Electric Co. Ltd.,
Class A
26,500 56,704
Hongfa Technology Co. Ltd.,
Class A
26,812 123,563
Hoymiles Power Electronics,
Inc., Class A
1,112 16,255
Hunan Yuneng New Energy
Battery Material Co. Ltd.,
Class A
14,600 85,716
Infore Environment Technology
Group Co. Ltd., Class A
50,900 41,444
JL Mag Rare-Earth Co. Ltd.,
Class A
22,340 64,094
Juneyao Airlines Co. Ltd., Class
A
25,140 45,143
Keda Industrial Group Co. Ltd.,
Class A
31,800 34,175
Kuang-Chi Technologies Co.
Ltd., Class A
47,600 266,996
Leader Harmonious Drive
Systems Co. Ltd., Class A
3,276 69,021
Liaoning Cheng Da Co. Ltd.,
Class A
28,758 41,746
Liaoning Port Co. Ltd., Class A
254,120 53,296
Ming Yang Smart Energy Group
Ltd., Class A
55,000 81,197
Ningbo Orient Wires & Cables
Co. Ltd., Class A
13,400 87,433
Ningbo Ronbay New Energy
Technology Co. Ltd., Class A
10,117 52,075
Ningbo Sanxing Medical Electric
Co. Ltd., Class A
22,700 85,414
North Industries Group Red
Arrow Co. Ltd., Class A
26,047 55,556
Qingdao TGOOD Electric Co.
Ltd., Class A
25,381 83,813
Sany Renewable Energy Co.
Ltd., Class A
8,233 31,058
Shandong Himile Mechanical
Science & Technology Co.
Ltd., Class A
13,400 93,641
Shandong Hi-speed Co. Ltd.,
Class A
21,400 29,862
Shanghai Construction Group
Co. Ltd., Class A
179,700 61,828
Shanghai M&G Stationery, Inc.,
Class A
11,800 44,659
Shanghai Moons' Electric Co.
Ltd., Class A
5,200 54,985
Shanghai Tunnel Engineering
Co. Ltd., Class A
63,600 53,529
Shanxi Coal International Energy
Group Co. Ltd., Class A
26,900 38,717
Number
of Shares Value $
Shenzhen SED Industry Co. Ltd.,
Class A
15,000 54,138
Siasun Robot & Automation Co.
Ltd., Class A *
40,300 107,500
Sinochem International Corp.,
Class A *
59,500 30,667
Sinoma International
Engineering Co., Class A
42,350 55,323
Sinomach Heavy Equipment
Group Co. Ltd., Class A *
107,800 42,557
Sinotrans Ltd., Class A
52,100 35,851
State Grid Yingda Co. Ltd.,
Class A
60,400 41,232
Sunwoda Electronic Co. Ltd.,
Class A
47,400 157,888
TangShan Port Group Co. Ltd.,
Class A
95,074 53,303
Tian Di Science & Technology
Co. Ltd., Class A
56,700 46,012
Titan Wind Energy Suzhou Co.
Ltd., Class A
29,600 29,335
Wolong Electric Group Co. Ltd.,
Class A
27,939 98,234
Xiamen C & D, Inc., Class A
52,700 74,696
Xiamen ITG Group Corp. Ltd.,
Class A
42,148 36,456
Xiangtan Electric Manufacturing
Co. Ltd., Class A *
31,164 45,154
XTC New Energy Materials
Xiamen Co. Ltd., Class A
5,807 43,144
Xuji Electric Co. Ltd., Class A
22,300 74,128
YUNDA Holding Group Co. Ltd.,
Class A
39,800 39,444
Zhefu Holding Group Co. Ltd.,
Class A
88,200 39,414
Zhejiang Dingli Machinery Co.
Ltd., Class A
7,500 60,275
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
21,888 57,577
Zhejiang Weixing New Building
Materials Co. Ltd., Class A
20,780 33,897
Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class A
36,600 66,576
Zhuhai CosMX Battery Co. Ltd.,
Class A
22,452 53,797
Zhuzhou Kibing Group Co. Ltd.,
Class A
51,500 41,156
(Cost $4,880,453)
5,038,658
Information Technology
— 25.0%
3peak, Inc., Class A *
2,949 43,536
Accelink Technologies Co. Ltd.,
Class A
15,122 113,199
Aisino Corp., Class A
37,700 48,577
Amlogic Shanghai Co. Ltd.,
Class A *
10,571 122,588

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Anker Innovations Technology
Co. Ltd., Class A
6,760 103,394
ASR Microelectronics Co. Ltd.,
Class A *
7,071 105,941
Beijing E-Hualu Information
Technology Co. Ltd., Class A *
16,040 59,805
Beijing Shiji Information
Technology Co. Ltd., Class A
28,209 29,465
Beijing Sinnet Technology Co.
Ltd., Class A
47,000 125,244
Beijing Ultrapower Software Co.
Ltd., Class A
64,200 118,716
Beijing Yandong Microelectronic
Co. Ltd., Class A
8,370 25,402
Biwin Storage Technology Co.
Ltd., Class A *
9,532 98,074
CETC Cyberspace Security
Technology Co. Ltd., Class A
19,104 44,518
China Greatwall Technology
Group Co. Ltd., Class A *
61,200 135,819
China National Software &
Service Co. Ltd., Class A *
18,638 118,825
China TransInfo Technology Co.
Ltd., Class A
30,600 41,568
China Zhenhua Group Science &
Technology Co. Ltd., Class A
12,200 72,947
CICT Mobile Communication
Technology Co. Ltd., Class A *
46,864 37,387
DHC Software Co. Ltd., Class A
76,000 121,472
Digital China Group Co. Ltd.,
Class A
15,200 101,344
Everdisplay Optronics Shanghai
Co. Ltd., Class A *
148,869 47,139
Fiberhome Telecommunication
Technologies Co. Ltd., Class A
24,100 80,937
Glodon Co. Ltd., Class A
41,100 74,141
GRG Banking Equipment Co.
Ltd., Class A
43,900 85,812
Guangdong Fenghua Advanced
Technology Holding Co. Ltd.,
Class A
31,300 61,998
Guangzhou Haige
Communications Group, Inc.
Co., Class A
65,200 100,277
Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
13,300 72,287
Guobo Electronics Co. Ltd.,
Class A
2,073 15,114
Hangzhou Chang Chuan
Technology Co. Ltd., Class A
14,000 84,612
Hangzhou EZVIZ Network Co.
Ltd., Class A
5,293 27,462
Hangzhou Lion Microelectronics
Co. Ltd., Class A
18,100 62,598
Hebei Sinopack Electronic
Technology Co. Ltd., Class A
5,880 37,302
Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
26,900 47,567
Number
of Shares Value $
Hengtong Optic-electric Co. Ltd.,
Class A
62,000 132,240
Hexing Electrical Co. Ltd., Class
A
6,300 27,790
Hongyuan Green Energy Co.
Ltd., Class A
13,000 29,118
Huagong Tech Co. Ltd., Class A
32,059 195,117
Hwatsing Technology Co. Ltd.,
Class A
4,345 99,435
Ingenic Semiconductor Co. Ltd.,
Class A
11,000 128,242
IRICO Display Devices Co. Ltd.,
Class A *
45,500 47,089
Isoftstone Information
Technology Group Co. Ltd.,
Class A
17,300 152,032
Jiangsu Hoperun Software Co.
Ltd., Class A *
24,900 189,057
Jiangsu Pacific Quartz Co. Ltd.,
Class A
8,900 31,622
Loongson Technology Corp. Ltd.,
Class A *
5,140 93,412
Newland Digital Technology Co.
Ltd., Class A
28,140 87,407
Nexchip Semiconductor Corp.,
Class A *
25,630 83,405
Piotech, Inc., Class A
4,428 108,041
Qi An Xin Technology Group,
Inc., Class A *
9,144 48,107
Raytron Technology Co. Ltd.,
Class A
12,040 88,560
Risen Energy Co. Ltd., Class A
29,900 47,667
Rockchip Electronics Co. Ltd.,
Class A
6,900 149,441
Ruijie Networks Co. Ltd., Class A
2,500 25,421
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
2,588 67,410
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A
10,787 62,813
Shanghai Longcheer Technology
Co. Ltd.
1,900 12,600
Shanghai Stonehill Technology
Co. Ltd., Class A
177,348 121,551
Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A
54,500 92,263
Shenzhen Goodix Technology
Co. Ltd., Class A
9,000 100,139
Shenzhen Kaifa Technology Co.
Ltd., Class A
30,300 83,235
Shenzhen Kinwong Electronic
Co. Ltd., Class A
12,420 56,761
Shenzhen Longsys Electronics
Co. Ltd., Class A
4,100 57,494
Shenzhen SC New Energy
Technology Corp., Class A
9,000 78,475
Shenzhen Sunlord Electronics
Co. Ltd., Class A
24,700 100,930

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Shenzhen Sunway
Communication Co. Ltd.,
Class A
32,500 112,934
SICC Co. Ltd., Class A *
5,810 52,842
Sinosoft Co. Ltd., Class A
19,588 59,098
Skyverse Technology Co. Ltd.,
Class A
6,148 80,718
Smartsens Technology Shanghai
Co. Ltd., Class A
9,041 130,388
StarPower Semiconductor Ltd.,
Class A
3,800 46,271
State Grid Information &
Communication Co. Ltd.,
Class A
19,400 50,952
SUPCON Technology Co. Ltd.,
Class A
19,972 148,684
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A
42,600 187,213
Suzhou Maxwell Technologies
Co. Ltd., Class A
4,500 61,617
Suzhou Novosense
Microelectronics Co. Ltd.,
Class A *
3,198 70,122
Taiji Computer Corp. Ltd., Class
A
14,119 53,242
Thunder Software Technology
Co. Ltd., Class A
11,800 99,622
Tianjin 712 Communication &
Broadcasting Co. Ltd., Class A
15,300 38,464
Tianma Microelectronics Co.
Ltd., Class A *
43,300 51,757
Tianshui Huatian Technology Co.
Ltd., Class A
81,300 122,364
TongFu Microelectronics Co.
Ltd., Class A
32,100 125,449
United Nova Technology Co.
Ltd., Class A *
134,778 95,515
Universal Scientific Industrial
Shanghai Co. Ltd., Class A
22,600 55,763
Vanchip Tianjin Technology Co.
Ltd., Class A
2,255 11,214
Venustech Group, Inc., Class A
23,600 54,963
Verisilicon Microelectronics
Shanghai Co. Ltd., Class A *
11,020 114,804
Victory Giant Technology
Huizhou Co. Ltd., Class A
19,200 134,357
Wangsu Science & Technology
Co. Ltd., Class A
74,600 131,505
Wuhan Guide Infrared Co. Ltd.,
Class A
55,300 60,491
Wuhan Jingce Electronic Group
Co. Ltd., Class A
6,300 55,580
Wuxi Autowell Technology Co.
Ltd., Class A
5,411 32,117
Xiamen Faratronic Co. Ltd.,
Class A
4,400 73,757
Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
10,800 65,020
Number
of Shares Value $
Zhejiang Crystal-Optech Co.
Ltd., Class A
42,762 148,711
(Cost $6,676,227)
7,587,475
Materials — 15.8%
Angang Steel Co. Ltd., Class A *
82,800 28,261
Asia - Potash International
Investment Guangzhou Co.
Ltd., Class A *
19,500 63,724
Baiyin Nonferrous Group Co.
Ltd., Class A
100,300 37,259
BBMG Corp., Class A
107,400 24,880
Beijing Shougang Co. Ltd.,
Class A
50,800 23,815
Bluestar Adisseo Co., Class A
14,000 19,843
Canmax Technologies Co. Ltd.,
Class A
19,040 61,517
Cathay Biotech, Inc., Class A
9,495 61,745
Chengxin Lithium Group Co.
Ltd., Class A
20,800 38,035
Chifeng Jilong Gold Mining Co.
Ltd., Class A
51,700 129,122
China Hainan Rubber Industry
Group Co. Ltd., Class A
59,800 42,215
China Rare Earth Resources And
Technology Co. Ltd., Class A
23,900 95,990
Dazhong Mining Co. Ltd.
15,400 18,112
Do-Fluoride New Materials Co.
Ltd., Class A
39,740 66,404
Fujian Kuncai Material
Technology Co. Ltd., Class A
6,540 17,105
Guangdong HEC Technology
Holding Co. Ltd., Class A
46,105 69,140
Guangdong Hongda Holdings
Group Co. Ltd., Class A
14,900 54,226
Hangjin Technology Co. Ltd.,
Class A
18,200 78,461
Hangzhou Iron & Steel Co.,
Class A
45,110 81,932
Hangzhou Oxygen Plant Group
Co. Ltd., Class A
15,600 42,767
Haohua Chemical Science &
Technology Co. Ltd., Class A
11,900 44,026
Hengyi Petrochemical Co. Ltd.,
Class A
56,700 48,499
Hesteel Co. Ltd., Class A
122,400 36,912
Huafon Chemical Co. Ltd., Class
A
66,100 74,842
Huaxin Cement Co. Ltd., Class A
20,672 33,862
Hubei Dinglong Co. Ltd., Class
A *
25,000 98,078
Hubei Feilihua Quartz Glass Co.
Ltd., Class A
16,200 90,536
Hubei Xingfa Chemicals Group
Co. Ltd., Class A
24,020 69,868
Hunan Gold Corp. Ltd., Class A
27,300 64,740
Hunan Valin Steel Co. Ltd.,
Class A
115,720 77,567

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Inner Mongolia ERDOS
Resources Co. Ltd., Class A
18,500 23,102
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
104,900 82,394
Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd.,
Class A
39,500 66,761
Inner Mongolia Yuan Xing
Energy Co. Ltd., Class A
73,400 56,847
JCHX Mining Management Co.
Ltd., Class A
12,100 62,729
Jiangsu Yangnong Chemical Co.
Ltd., Class A
6,590 45,953
Jiangsu Yoke Technology Co.
Ltd., Class A
9,196 78,835
Jinduicheng Molybdenum Co.
Ltd., Class A
32,200 43,918
Kingfa Sci & Tech Co. Ltd., Class
A
65,900 108,491
Levima Advanced Materials
Corp., Class A
13,100 28,031
Luxi Chemical Group Co. Ltd.,
Class A
33,400 52,788
Maanshan Iron & Steel Co. Ltd.,
Class A *
75,700 33,724
MeiHua Holdings Group Co. Ltd.,
Class A
62,500 79,333
Nanjing Iron & Steel Co. Ltd.,
Class A
73,200 48,164
Ningbo Shanshan Co. Ltd.,
Class A
30,300 34,265
Pangang Group Vanadium
Titanium & Resources Co.
Ltd., Class A *
148,400 57,975
Red Avenue New Materials
Group Co. Ltd., Class A
8,100 35,952
Shaanxi Beiyuan Chemical
Industry Group Co. Ltd., Class
A
52,390 29,229
Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
1,527 17,289
Shandong Sinocera Functional
Material Co. Ltd., Class A
26,800 67,705
Shandong Sun Paper Industry
JSC Ltd., Class A
52,500 102,119
Shanxi Meijin Energy Co. Ltd.,
Class A *
93,600 53,246
Shanxi Taigang Stainless Steel
Co. Ltd., Class A *
71,300 36,064
Shenghe Resources Holding Co.
Ltd., Class A
47,090 70,294
Shenzhen Capchem Technology
Co. Ltd., Class A
17,080 84,520
Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
9,740 33,499
Shenzhen Zhongjin Lingnan
Nonfemet Co. Ltd., Class A
82,200 51,043
Number
of Shares Value $
Sichuan Hebang Biotechnology
Co. Ltd., Class A
200,080 51,287
Sinoma Science & Technology
Co. Ltd., Class A
21,500 43,647
Sinomine Resource Group Co.
Ltd., Class A
22,520 104,803
Sinopec Shanghai Petrochemical
Co. Ltd., Class A *
73,900 32,112
Skshu Paint Co. Ltd., Class A
6,480 41,704
Sunresin New Materials Co. Ltd.,
Class A
8,350 53,304
Tangshan Jidong Cement Co.
Ltd., Class A *
36,381 23,837
Tianshan Aluminum Group Co.
Ltd., Class A
87,600 100,986
Tongkun Group Co. Ltd., Class A
50,600 88,296
Weihai Guangwei Composites
Co. Ltd., Class A
19,200 84,325
Western Mining Co. Ltd., Class A
52,200 113,986
Western Superconducting
Technologies Co. Ltd., Class A
13,625 82,944
Xiamen Tungsten Co. Ltd., Class
A
27,320 71,940
Xinfengming Group Co. Ltd.,
Class A
20,116 35,709
Xinxing Ductile Iron Pipes Co.
Ltd., Class A
73,250 34,741
YongXing Special Materials
Technology Co. Ltd., Class A
10,100 47,432
Yunnan Chihong Zinc &
Germanium Co. Ltd., Class A
101,500 75,132
Yunnan Copper Co. Ltd., Class A
44,300 75,602
Yunnan Tin Co. Ltd., Class A
30,930 58,678
Yunnan Yuntianhua Co. Ltd.,
Class A
38,900 111,444
Zhejiang Hailiang Co. Ltd., Class
A
32,800 42,399
Zhejiang JIULI Hi-tech Metals Co.
Ltd., Class A
21,800 67,236
Zhejiang Longsheng Group Co.
Ltd., Class A
77,500 99,861
Zhejiang Sanmei Chemical
Industry Co. Ltd., Class A
7,860 42,450
Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A
2,894 8,382
Zibo Qixiang Tengda Chemical
Co. Ltd., Class A
47,721 31,006
(Cost $4,952,053)
4,800,996
Real Estate — 1.8%
China Green Electricity
Investment of Tianjin Co. Ltd.,
Class A
17,800 20,227
China World Trade Center Co.
Ltd., Class A
6,100 19,357
Greenland Holdings Corp. Ltd.,
Class A *
132,300 34,276
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A
39,000 57,897

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2025 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
Quzhou Xin'an Development Co.
Ltd., Class A *
128,500 52,666
Seazen Holdings Co. Ltd., Class
A *
27,600 50,772
Shanghai Lingang Holdings
Corp. Ltd., Class A
25,400 33,425
Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A
24,100 29,336
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
23,100 81,917
Xiangcai Co. Ltd., Class A
36,100 33,303
Youngor Fashion Co. Ltd., Class
A
68,600 77,484
Zhongtian Financial Group Co.
Ltd., Class A * (a)
139,200 0
Zhuhai Huafa Properties Co.
Ltd., Class A
64,740 50,140
(Cost $602,390)
540,800
Utilities — 3.0%
Beijing Capital Eco-Environment
Protection Group Co. Ltd.,
Class A
144,590 59,658
Beijing Jingneng Power Co. Ltd.,
Class A
65,700 30,080
CECEP Solar Energy Co. Ltd.,
Class A
76,800 46,532
CECEP Wind-Power Corp., Class
A
127,450 51,538
Chengdu Xingrong Environment
Co. Ltd., Class A
49,400 44,625
China Southern Power Grid
Energy Storage Co. Ltd.,
Class A
32,000 42,768
Chongqing Water Group Co.
Ltd., Class A
21,200 13,513
Number
of Shares Value $
Datang International Power
Generation Co. Ltd., Class A
115,600 44,051
Fujian Funeng Co. Ltd., Class A
34,100 42,302
Guangdong Electric Power
Development Co. Ltd., Class A
16,100 9,909
Hubei Energy Group Co. Ltd.,
Class A
49,900 31,943
Inner Mongolia MengDian
HuaNeng Thermal Power
Corp. Ltd., Class A
102,000 52,152
Jiangsu Guoxin Corp. Ltd., Class
A
16,100 15,758
Shaanxi Energy Investment Co.
Ltd., Class A
22,500 27,080
Shanghai Electric Power Co.
Ltd., Class A
43,800 51,994
Shenergy Co. Ltd., Class A
63,449 77,493
Shenzhen Energy Group Co.
Ltd., Class A
42,760 36,516
Shenzhen Gas Corp. Ltd., Class
A
28,500 25,393
Sichuan New Energy Power Co.
Ltd., Class A
29,000 43,608
Wintime Energy Group Co. Ltd.,
Class A
667,400 139,057
Zhejiang Provincial New Energy
Investment Group Co. Ltd.,
Class A
23,300 24,114
(Cost $974,538)
910,084
TOTAL COMMON STOCKS
(Cost $29,547,944)
30,296,288
TOTAL INVESTMENTS — 99.9%
(Cost $29,547,944)
30,296,288
Other assets and liabilities,
net — 0.1%
22,083
NET ASSETS — 100.0%
30,318,371
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
JSC: Joint Stock Company

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
February 28, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
ASHS-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 30,296,288 $ — $ 0 $ 30,296,288
TOTAL
$ 30,296,288 $ — $ 0 $ 30,296,288
(a)
See Schedule of Investments for additional detailed categorizations.